Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 26, 2021
Entity Registrant Name	PACIFIC SELECT FUND
Entity Central Index Key	0000813900
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 26, 2021
Document Effective Date	Mar. 26, 2021
Prospectus Date	May 01, 2020